SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SHARE-BASED COMPENSATION
Compensation expense	¥ 133,842	¥ 62,934
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	34,439	14,858
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	26,124	14,697
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	71,527	32,509
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 1,752	¥ 870